Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities Beginning balance		$ 16,905,000		$ 16,905,000
Change in fair value of derivative warrant liabilities	$ 14,671,670		$ 1,121,670	13,980,000
Derivative warrant liabilities Ending balance	30,885,000		16,905,000	30,885,000
Private Placement | Common Stock Warrant [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities Beginning balance	7,853,330	16,905,000		$ 16,905,000
Issuance of Public and Private Warrants			15,783,330
Change in fair value of derivative warrant liabilities	$ 8,731,670	(361,670)	1,121,670
Derivative warrant liabilities Ending balance		$ 7,853,330	$ 16,905,000